Related Party Transactions (Details) (USD $)	1 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 item
Related Party Transactions
Management fees	$ 407,000
Manager
Related Party Transactions
Management fees (as a percent)		1.50%
Renewal term of management agreement		1 year
Notice period to terminate the Management Agreement following initial term		180 days
Multiple of average annual management fees used to calculate termination fee		3
Prior period over which management fees were incurred used to calculate the termination fee under the Management Agreement		24 months
Notice period to terminate the Management Agreement for cause		30 days
Management fees	400,000
Management fees due to related party	400,000	400,000
Offering costs		1,200,000
Offering costs due to related party	$ 1,200,000	$ 1,200,000
Manager | Minimum
Related Party Transactions
Proportion of affirmative votes by the entity's independent directors to terminate the Management Agreement (as a percent)		67.00%
Proportion of votes required by the entity's independent directors for acceptance of reduction in management fees (as a percent)		67.00%